SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIFE
Production line for e-bicycles	5-10 Years
Furniture, fixtures and office equipment	3-5 Years
Vehicles	4-10 Years